Related-Party Transactions - Stock options (Details)		12 Months Ended
	Sep. 12, 2017	Dec. 31, 2017 EUR (€) Options item installment shares	Dec. 31, 2016 USD ($) Options	Dec. 31, 2016 EUR (€) Options	Dec. 31, 2015 EUR (€) Options
Sofinnova Capital VII FCPR
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		3,625,925
Mr. Valerio
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		1,043,420
Number of options outstanding		88,425
Number of options granted		32,164	23,989	23,989
Exercise price of options granted		€ 4.65	$ 6.08
Number of tranches | item		4
Vesting percentage of options		25.00%
Borrowings, interest rate	8.00%
Vesting period	36 months
Period after which unconverted loans become payable on demand	24 months
Ms. Alison Lawton
Transactions between the Company and related parties
Number of options outstanding		68,973
Number of options granted		32,164	23,989	23,989	4,970
Exercise price of options granted | €		€ 4.65		€ 6.08	€ 16.10
Number of tranches | item		4
Vesting percentage of options		25.00%
Mr. James Shannon
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		61,538
Number of options outstanding		65,233
Number of options granted		32,164	33,069	33,069
Exercise price of options granted		€ 4.65	$ 4.32
Number of tranches | item		4
Vesting percentage of options		25.00%
Mr. D.A. de Boer
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		1,152,293
Number of options outstanding		449,338
Number of options granted		239,717			23,902
Exercise price of options granted | €		€ 4.65		€ 6.64	€ 16.10
Number of options exercised			129,727	129,727
Number of tranches | installment		4
Bonus based on goals realised | €		€ 217,000		€ 131,000	€ 100,000
Weighted average contractual life of options		8 years 3 months 18 days
Mr. R.K. Beukema
Transactions between the Company and related parties
Number of ordinary shares outstanding | shares		346,239
Number of options outstanding		299,081
Number of options granted		101,408	50,608	50,608	8,713
Exercise price of options granted | €		€ 4.65		€ 6.64	€ 16.10
Number of tranches | installment		4
Bonus based on goals realised | €		€ 113,000		€ 76,000	€ 46,000
Weighted average contractual life of options		7 years 3 months 18 days